Schedule II (details) - Condensed Balance Sheet - USD ($) shares in Millions, $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Balance Sheet
Fixed maturities, at fair value	$ 60,515	$ 60,658
Equity securities	732	705
Short-term securities	4,865	4,671
Total assets	100,245	100,184
Debt	6,437	6,344
Total liabilities	77,024	76,586
Common stock (1,750.0 shares authorized; 279.6 and 295.9 shares issued and outstanding)	22,614	22,172
Retained earnings	32,196	29,945
Accumulated other comprehensive loss	(755)	(157)
Treasury stock, at cost (489.5 and 467.6 shares)	(30,834)	(28,362)
Total shareholders' equity	23,221	23,598	$ 24,836
Total liabilities and shareholders' equity	$ 100,245	$ 100,184
Common stock, shares authorized	1,750.0	1,750.0
Common stock, shares issued	279.6	295.9
Common stock, shares outstanding	279.6	295.9
Treasury stock, at cost, shares	489.5	467.6
Travelers [Member]
Condensed Balance Sheet
Fixed maturities, at fair value	$ 49	$ 46
Equity securities	155	141
Short-term securities	1,627	1,546
Investment in subsidiaries	27,137	27,573
Other assets	68	58
Total assets	29,036	29,364
Debt	5,744	5,651
Other liabilities	82	127
Total liabilities	5,826	5,778
Common stock (1,750.0 shares authorized; 279.6 and 295.9 shares issued and outstanding)	22,614	22,172
Retained earnings	32,185	29,933
Accumulated other comprehensive loss	(755)	(157)
Treasury stock, at cost (489.5 and 467.6 shares)	(30,834)	(28,362)
Total shareholders' equity	23,210	23,586
Total liabilities and shareholders' equity	$ 29,036	$ 29,364
Common stock, shares authorized	1,750.0	1,750.0
Common stock, shares issued	279.6	295.9
Common stock, shares outstanding	279.6	295.9
Treasury stock, at cost, shares	489.5	467.6